RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS
11.	RELATED PARTY BALANCES AND TRANSACTIONS

All transactions with related parties have occurred in the normal course of operations and are measured at the amount of consideration paid or received. A summary of the Company’s related party transactions with corporations having similar directors and officers is as follows:

	Year ended December 31,
	2024	2023
	$	$
Amounts paid to EarthLabs Inc. (i) for exploration and evaluation	18,000	18,000
Amounts paid to Notz Capital Corp. (ii) for corporate development and investor relations	177,310	104,637
(i)	EarthLabs Inc. is a related entity having the following common former director and officer to the Company: Denis Laviolette, Director and President.
(ii)	Notz Capital Corp. is a related entity of a director.

There are no ongoing contractual commitments resulting from these transactions with related parties.

Key management personnel compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company’s Board of Directors and corporate officers.

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2024
	$	$	$	$
Executive Chairman and Chief Executive Officer	388,800	—	129,600	518,400
President	15,000	—	—	15,000
Former President	261,917	—	90,720	352,637
Chief Financial Officer	116,640	—	38,880	155,520
Chief Operating Officer	270,220	—	84,240	354,460
Chief Development Officer	336,960	96,083	112,320	545,363
Non-executive directors	83,440	—	—	83,440
Former non-executive directors	138,580	—	—	138,580
Total	1,611,557	96,083	455,760	2,163,400

				Year ended
	Salaries and	Share-based		December 31,
	Consulting	compensation	Bonus	2023
	$	$	$	$
Executive Chairman and Chief Executive Officer	388,800	—	129,600	518,400
President	272,160	—	90,720	362,880
Chief Financial Officer	116,640	—	38,880	155,520
Chief Operating Officer	252,720	—	84,240	336,960
Chief Development Officer	336,960	235,560	112,320	684,840
Non-executive directors	216,000	—	—	216,000
Total	1,583,280	235,560	455,760	2,274,600

11.	RELATED PARTY BALANCES AND TRANSACTIONS (continued)

As at December 31, 2024, there was $56,040 payable to key management personnel in respect of key management compensation and expense reimbursements included in accounts payable and accrued liabilities (December 31, 2023 - $18,888). The amounts are unsecured, non-interest bearing and without fixed terms of repayment.

Under the terms of their management agreements, certain officers of the Company are entitled to 18 months of base pay in the event of their agreements being terminated without cause.